Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Bond Fund of America
Entity Central Index Key	0000013075
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
The Bond Fund of America - Class A
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class A
Trading Symbol	ABNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 1.14% for the year ended December 31, 2024.
That
result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class A (with sales charge) *	(2.67) %	(0.48) %	1.13%
The Bond Fund of America — Class A (without sales charge) *	1.14%	0.28%	1.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class C
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class C
Trading Symbol	BFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 135	1.35%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 0.40% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class C (with sales charge) *	(0.57) %	(0.46) %	0.90%
The Bond Fund of America — Class C (without sales charge) *	0.40%	(0.46) %	0.90%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class T
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class T
Trading Symbol	TBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 1.41% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class T (with sales charge) 2	(1.09) %	0.02%	1.33%
The Bond Fund of America — Class T (without sales charge) 2	1.41%	0.53%	1.67%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.20%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America Class F-1
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-1
Trading Symbol	BFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 1.09% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class F-1 *	1.09%	0.24%	1.48%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class F-3
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-2
Trading Symbol	ABNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 34	0.34%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 1.40% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class F-2 *	1.40%	0.53%	1.77%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class F-3
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-3
Trading Symbol	BFFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also r equest this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 1.51% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class F-3 2	1.51%	0.64%	1.87%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.29%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are re
investe
d. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 64	0.64%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 1.10% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-A (with sales charge) *	(2.46) %	(0.47) %	1.10%
The Bond Fund of America — Class 529-A (without sales charge) *	1.10%	0.24%	1.46%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 139	1.39%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 0.35% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning
an
d sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve pos
itio
ning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
The Bond Fund of America — Class 529-C (with sales charge) *	(0.62) %	(0.51) %	1.08%
The Bond Fund of America — Class 529-C (without sales charge) *	0.35%	(0.51) %	1.08%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund stati
st
ics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class 529-E
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CFAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 0.91% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration posit
ion
ing and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield
cur
ve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average an
nu
al total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-E *	0.91%	0.05%	1.26%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key f
u
nd statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class 529-T
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-T
Trading Symbol	TFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 1.33% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration p
ositi
oning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s y
ie
ld curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average an
n
ual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class 529-T (with sales charge) 2	(1.17) %	(0.04) %	1.28%
The Bond Fund of America — Class 529-T (without sales charge) 2	1.33%	0.47%	1.61%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.20%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund st
atis
tics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America — Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by co ntacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 1.29% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-F-1 *	1.29%	0.44%	1.68%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class 529 - F-2
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FFBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10 ,0 00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 34	0.34%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 1.40% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
The Bond Fund of America — Class 529-F-2 2	1.40%	(1.40) %
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fu
nd
statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class 529-F-32 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FBOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp othetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 1.45% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factor
s influ
enced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s in itial cut
, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
The Bond Fund of America — Class 529-F-3 2	1.45%	(1.36) %
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key f
und
statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RBFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 133	1.33%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 0.41% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-1 *	0.41%	(0.45) %	0.76%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RBFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 132	1.32%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 0.42% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-2 *	0.42%	(0.45) %	0.77%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	RBEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 104	1.04%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 0.70% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-2E *	0.70%	(0.16) %	1.09%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RBFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 88	0.88%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 0.86% for the year ended December 31, 2024. That result compares with a 1.
2
5% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-3 *	0.86%	(0.01) %	1.22%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RBFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 1.16% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-4 *	1.16%	0.30%	1.53%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower
.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RBFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 38	0.38%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 1.36% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class R-5E 2	1.36%	0.49%	1.82%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.40%
1
Class R-5E shares were first offered on
November 20, 2015
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class R-5
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 1.46% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-5 *	1.46%	0.59%	1.83%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class R-6
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RBFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 1.51% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-6*	1.51%	0.64%	1.88%
Bloomberg U.S. Aggregate Index†	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,749,000,000
Holdings Count | Holding	5,070
Advisory Fees Paid, Amount	$ 170,000,000
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 90,749
Total number of portfolio holdings	5,070
Total advisory fees paid (in millions)	$ 170
Portfolio turnover rate including mortgage dollar roll transactions	370%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.